NOTE PAYABLE (Details Narrative) - USD ($)		12 Months Ended
	Sep. 09, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 07, 2020	Apr. 29, 2020
NOTE PAYABLE
Paycheck protection program loan amount	$ 121,700				$ 121,700
Accrued Interest Paycheck Protection	1,653			$ 820
Interest Due			$ 122,520
Debt Principal	$ 121,700
Principal amount						$ 121,700
PPP Loan, interest accrues on outstanding principal rate					1.00%
Description of short term loan		The note in the amount of $628,600 carried a 4.15% annual percentage rate and was paid down in nine equal payments of $71,058 beginning in March 2022. The loan was fully paid off, and there was no remaining principal balance as of December 31, 2022.
Loan amount eligible payroll costs, percentage rate					60.00%
Offset interest expense			$ 833